Cover	Nov. 12, 2021
Entity Addresses [Line Items]
Document Type	8-K
Entity Registrant Name	NantHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37792
Entity Tax Identification Number	27-3019889
Entity Address, Address Line One	3000 RDU Drive, Suite 200
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
Document Period End Date	Nov. 12, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001566469
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NH
Security Exchange Name	NASDAQ
City Area Code	855
Local Phone Number	949-6268
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	9920 Jefferson Boulevard
Entity Address, City or Town	Culver City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90232